.	Summary Prospectus May 2, 2022

Allspring Discovery Large Cap Growth Fund

(Formerly Allspring Endeavor Select Fund)

Class/Ticker: Class A: STAEX - Class C: WECCX	Link to Prospectus	Link to SAI

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus, reports to shareholders and other information about the Fund online at allspringglobal.com/reports. You can also get information at no cost by calling 1-800-222-8222, or by sending an email request to fundliterature@allspring-global.com. The current prospectus (“Prospectus”) and statement of additional information (“SAI”), dated December 1, 2021 as supplemented December 6, 2021, as supplemented from time to time, are incorporated by reference into this summary prospectus. The Fund’s SAI may be obtained, free of charge, in the same manner as the Prospectus.

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $10,000 in the aggregate in specified classes of certain Allspring Funds. More information about these and other discounts is available from your financial professional and in “Share Class Features” and “Reductions and Waivers of Sales Charges” on pages 59 and 60 of the Prospectus and “Additional Purchase and Redemption Information” on page 87 of the Statement of Additional Information. Investors who purchase through certain intermediaries may be subject to different sales charge discounts than those outlined shares in these sections. Please see Appendix A on page 82 for further information.

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None[1]	1.00%
1.	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
	Class A	Class C
Management Fees	0.70%	0.70%
Distribution (12b-1) Fees	0.00%	0.75%
Other Expenses	0.55%	0.55%
Total Annual Fund Operating Expenses	1.25%	2.00%
Fee Waivers	(0.22)%	(0.22)%
Total Annual Fund Operating Expenses After Fee Waivers[2]	1.03%	1.78%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
2.	The Manager has contractually committed through November 30, 2022, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 1.03% for Class A and 1.78% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same

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as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Assuming Redemption at End of Period		Assuming No Redemption
After:	Class A	Class C	Class C
1 Year	$674	$281	$181
3 Years	$928	$606	$606
5 Years	$1,202	$1,058	$1,058
10 Years	$1,981	$2,310	$2,310

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 21% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

■	at least 80% of the Fund’s total assets in large cap equity securities; and

■	up to 25% of the Fund’s total assets in equity securities of foreign issuers through ADRs and similar investments.

We may also invest in equity securities of foreign issuers, through ADRs and similar investments. We invest principally in the equity securities of approximately 30 to 40 large capitalization companies that we believe offer the potential for capital growth. We define large-capitalization companies as those with market capitalizations within the range of the Russell 1000® Index at the time of purchase. The market capitalization range of the Russell 1000® Index was approximately $568.72 million to $2.48 trillion, as of October 31, 2021, and is expected to change frequently. We may also invest in equity securities of foreign issuers through ADRs and similar investments.

We seek to identify companies that have the prospect for strong sales and earnings growth rates, that enjoy a competitive advantage (for example, dominant market share) and that we believe have effective management with a history of making investments that are in the best interests of shareholders (for example, companies with a history of earnings and sales growth that are in excess of total asset growth). Furthermore, we seek to identify companies that embrace innovation and foster disruption using technology to maximize efficiencies, gain pricing advantages, and take market share from competitors. We view innovative companies as those that, among other characteristics, have the ability to advance new products or services through investment in research and development, that operate a business model that is displacing legacy industry incumbents, that are pursuing a large unmet need or total available market, and/or that are benefitting from changes in demographic, lifestyle, or environmental trends. We believe innovation found in companies on the “right side of change” is often mispriced in today’s public equity markets and is a frequent signal or anomaly that we seek to exploit through our investment process. We pay particular attention to how management teams allocate capital in order to drive future cash flow. Price objectives are determined based on industry-specific valuation methodologies, including relative price-to-earnings multiples, price-to-book value, operating profit margin trends, enterprise value to EBITDA (earnings before interest, taxes, depreciation and amortization) and free cash flow yield. In addition to meeting with management, we take a surround the company approach by surveying a company’s vendors, distributors, competitors and customers to obtain multiple perspectives that help us make better investment decisions. Portfolio holdings are continuously monitored for changes in fundamentals. The team seeks a favorable risk/reward relationship to fair valuation, which we define as the value of the company (i.e., our price target for the stock) relative to where the stock is currently trading. We may invest in any sector, and at times the Fund may emphasize one or more particular sectors. We may choose to sell a holding when it no longer offers favorable growth prospects, reaches our target price, or to take advantage of a better investment opportunity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of a bank or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Equity Securities Risk. The values of equity securities may experience periods of substantial price volatility and may decline

2

significantly over short time periods. In general, the values of equity securities are more volatile than those of debt securities. Equity securities fluctuate in value and price in response to factors specific to the issuer of the security, such as management performance, financial condition, and market demand for the issuer’s products or services, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. Different parts of a market, industry and sector may react differently to adverse issuer, market, regulatory, political, and economic developments.

Focused Portfolio Risk. Changes in the value of a small number of issuers are likely to have a larger impact on a Fund’s net asset value than if the Fund held a greater number of issuers.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at www.allspringglobal.com.

Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)
.	Highest Quarter: June 30, 2020	+27.32%
	Lowest Quarter: September 30, 2011	-16.55%
	Year-to-date total return as of September 30, 2021 is +13.50%

Average Annual Total Returns for the periods ended 12/31/2020 (returns reflect applicable sales charges)
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A (before taxes)	12/29/2000	29.20%	19.72%	15.22%
Class A (after taxes on distributions)	12/29/2000	26.62%	15.33%	11.50%
Class A (after taxes on distributions and the sale of Fund Shares)	12/29/2000	18.80%	14.42%	11.17%
Class C (before taxes)	12/29/2000	34.76%	20.22%	15.02%
Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)		38.49%	21.00%	17.21%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through

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tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown for only one class of shares. After-tax returns for any other class will vary.

Fund Management

Manager	Sub-Adviser	Portfolio Manager, Title/Managed Since
Allspring Funds Management, LLC	Allspring Global Investments, LLC	Michael T. Smith, CFA, Portfolio Manager/2010 Christopher J. Warner, CFA, Portfolio Manager/2016

Purchase and Sale of Fund Shares

In general, you can buy or sell shares of the Fund online or by mail, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares

Minimum Initial Investment
Regular Accounts: $1,000
IRAs, IRA Rollovers, Roth IRAs: $250
UGMA/UTMA Accounts: $50
Employer Sponsored Retirement Plans: No Minimum

Minimum Additional Investment
Regular Accounts, IRAs, IRA Rollovers, Roth IRAs: $100
UGMA/UTMA Accounts: $50
Employer Sponsored Retirement Plans: No Minimum

Mail: Allspring Funds P.O. Box 219967 Kansas City, MO 64121-9967 Online: www.allspringglobal.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. However, subsequent withdrawals from such a tax-advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Intermediaries

If you purchase a Fund through an intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your financial professional to recommend the Fund over another investment. Consult your financial professional or visit your intermediary’s website for more information.

Link to Prospectus	Link to SAI

.	©2022 Allspring Global Investments Holdings, LLC. All rights reserved. 0523310/P3310

4

.	Summary Prospectus May 2, 2022

Allspring Discovery Large Cap Growth Fund

(Formerly Allspring Endeavor Select Fund)

Class/Ticker: Class R6 - WECRX	Link to Prospectus	Link to SAI

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus, reports to shareholders and other information about the Fund online at allspringglobal.com/reports. You can also get information at no cost by calling 1-800-222-8222, or by sending an email request to fundliterature@allspring-global.com. The current prospectus (“Prospectus”) and statement of additional information (“SAI”), dated December 1, 2021 as supplemented December 6, 2021, as supplemented from time to time, are incorporated by reference into this summary prospectus. The Fund’s SAI may be obtained, free of charge, in the same manner as the Prospectus.

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.70%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.12%
Total Annual Fund Operating Expenses	0.82%
Fee Waivers	(0.22)%
Total Annual Fund Operating Expenses After Fee Waivers[1]	0.60%
1.	The Manager has contractually committed through November 30, 2022, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 0.60% for Class R6. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

After:
1 Year	$61
3 Years	$240

1

After:
5 Years	$433
10 Years	$993

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 21% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

■	at least 80% of the Fund’s total assets in large cap equity securities; and

■	up to 25% of the Fund’s total assets in equity securities of foreign issuers through ADRs and similar investments.

We may also invest in equity securities of foreign issuers, through ADRs and similar investments. We invest principally in the equity securities of approximately 30 to 40 large capitalization companies that we believe offer the potential for capital growth. We define large-capitalization companies as those with market capitalizations within the range of the Russell 1000® Index at the time of purchase. The market capitalization range of the Russell 1000® Index was approximately $568.72 million to $2.48 trillion, as of October 31, 2021, and is expected to change frequently. We may also invest in equity securities of foreign issuers through ADRs and similar investments.

We seek to identify companies that have the prospect for strong sales and earnings growth rates, that enjoy a competitive advantage (for example, dominant market share) and that we believe have effective management with a history of making investments that are in the best interests of shareholders (for example, companies with a history of earnings and sales growth that are in excess of total asset growth). Furthermore, we seek to identify companies that embrace innovation and foster disruption using technology to maximize efficiencies, gain pricing advantages, and take market share from competitors. We view innovative companies as those that, among other characteristics, have the ability to advance new products or services through investment in research and development, that operate a business model that is displacing legacy industry incumbents, that are pursuing a large unmet need or total available market, and/or that are benefitting from changes in demographic, lifestyle, or environmental trends. We believe innovation found in companies on the “right side of change” is often mispriced in today’s public equity markets and is a frequent signal or anomaly that we seek to exploit through our investment process. We pay particular attention to how management teams allocate capital in order to drive future cash flow. Price objectives are determined based on industry-specific valuation methodologies, including relative price-to-earnings multiples, price-to-book value, operating profit margin trends, enterprise value to EBITDA (earnings before interest, taxes, depreciation and amortization) and free cash flow yield. In addition to meeting with management, we take a surround the company approach by surveying a company’s vendors, distributors, competitors and customers to obtain multiple perspectives that help us make better investment decisions. Portfolio holdings are continuously monitored for changes in fundamentals. The team seeks a favorable risk/reward relationship to fair valuation, which we define as the value of the company (i.e., our price target for the stock) relative to where the stock is currently trading. We may invest in any sector, and at times the Fund may emphasize one or more particular sectors. We may choose to sell a holding when it no longer offers favorable growth prospects, reaches our target price, or to take advantage of a better investment opportunity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of a bank or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Equity Securities Risk. The values of equity securities may experience periods of substantial price volatility and may decline significantly over short time periods. In general, the values of equity securities are more volatile than those of debt securities. Equity securities fluctuate in value and price in response to factors specific to the issuer of the security, such as management performance, financial condition, and market demand for the issuer’s products or services, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. Different parts of a market, industry and sector may react differently to adverse issuer, market, regulatory, political, and economic developments.

2

Focused Portfolio Risk. Changes in the value of a small number of issuers are likely to have a larger impact on a Fund’s net asset value than if the Fund held a greater number of issuers.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at www.allspringglobal.com.

Calendar Year Total Returns for Class R6 as of 12/31 each year[1]
.	Highest Quarter: June 30, 2020	+27.41%
	Lowest Quarter: September 30, 2011	-16.36%
	Year-to-date total return as of September 30, 2021 is +13.85%

Average Annual Total Returns for the periods ended 12/31/2020[1]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class R6	9/20/2019	37.53%	21.65%	16.38%
Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)		38.49%	21.00%	17.21%
1.	Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.

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Fund Management

Manager	Sub-Adviser	Portfolio Manager, Title/Managed Since
Allspring Funds Management, LLC	Allspring Global Investments, LLC	Michael T. Smith, CFA, Portfolio Manager/2010 Christopher J. Warner, CFA, Portfolio Manager/2016

Purchase and Sale of Fund Shares

Class R6 shares generally are available only to certain retirement plans, including: 401(k) plans, 457 plans, profit sharing and money purchase pension plans, defined benefit plans, target benefit plans, and non-qualified deferred compensation plans. Class R6 shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the Fund. Class R6 shares also are available to funds of funds including those managed by Allspring Funds Management. Class R6 shares generally are not available to retail accounts but may be offered through intermediaries for the accounts of their customers to certain institutional and fee-based investors, and in each case, only if a dealer agreement is in place with Allspring Funds Distributor, LLC to offer Class R6 shares.

Institutions Purchasing Fund Shares

Minimum Initial Investment
Class R6: Eligible investors are not subject to a minimum initial investment (intermediaries may require different minimum investment amounts)

Minimum Additional Investment
Class R6: None (intermediaries may require different minimum additional investment amounts)

Tax Information

By investing in a Fund through a tax-deferred retirement account, you will not be subject to tax on dividends and capital gains distributions from the Fund or the sale of Fund shares if those amounts remain in the tax-deferred account.

Distributions taken from retirement plan accounts generally are taxable as ordinary income. For special rules concerning tax-deferred retirement accounts, including applications, restrictions, tax advantages, and potential sales charge waivers, contact your investment professional. To determine if a retirement plan may be appropriate for you and to obtain further information, consult your tax adviser.

Link to Prospectus	Link to SAI

.	©2022 Allspring Global Investments Holdings, LLC. All rights reserved. 0524819/P4819

4

.	Summary Prospectus May 2, 2022

Allspring Discovery Large Cap Growth Fund

(Formerly Allspring Endeavor Select Fund)

Class/Ticker: Administrator Class - WECDX	Link to Prospectus	Link to SAI

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus, reports to shareholders and other information about the Fund online at allspringglobal.com/reports. You can also get information at no cost by calling 1-800-222-8222, or by sending an email request to fundliterature@allspring-global.com. The current prospectus (“Prospectus”) and statement of additional information (“SAI”), dated December 1, 2021 as supplemented December 6, 2021, as supplemented from time to time, are incorporated by reference into this summary prospectus. The Fund’s SAI may be obtained, free of charge, in the same manner as the Prospectus.

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.70%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.47%
Total Annual Fund Operating Expenses	1.17%
Fee Waivers	(0.23)%
Total Annual Fund Operating Expenses After Fee Waivers[1]	0.94%
1.	The Manager has contractually committed through November 30, 2022, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 0.94% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

After:
1 Year	$96
3 Years	$349

1

After:
5 Years	$621
10 Years	$1,400

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 21% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

■	at least 80% of the Fund’s total assets in large cap equity securities; and

■	up to 25% of the Fund’s total assets in equity securities of foreign issuers through ADRs and similar investments.

We may also invest in equity securities of foreign issuers, through ADRs and similar investments. We invest principally in the equity securities of approximately 30 to 40 large capitalization companies that we believe offer the potential for capital growth. We define large-capitalization companies as those with market capitalizations within the range of the Russell 1000® Index at the time of purchase. The market capitalization range of the Russell 1000® Index was approximately $568.72 million to $2.48 trillion, as of October 31, 2021, and is expected to change frequently. We may also invest in equity securities of foreign issuers through ADRs and similar investments.

We seek to identify companies that have the prospect for strong sales and earnings growth rates, that enjoy a competitive advantage (for example, dominant market share) and that we believe have effective management with a history of making investments that are in the best interests of shareholders (for example, companies with a history of earnings and sales growth that are in excess of total asset growth). Furthermore, we seek to identify companies that embrace innovation and foster disruption using technology to maximize efficiencies, gain pricing advantages, and take market share from competitors. We view innovative companies as those that, among other characteristics, have the ability to advance new products or services through investment in research and development, that operate a business model that is displacing legacy industry incumbents, that are pursuing a large unmet need or total available market, and/or that are benefitting from changes in demographic, lifestyle, or environmental trends. We believe innovation found in companies on the “right side of change” is often mispriced in today’s public equity markets and is a frequent signal or anomaly that we seek to exploit through our investment process. We pay particular attention to how management teams allocate capital in order to drive future cash flow. Price objectives are determined based on industry-specific valuation methodologies, including relative price-to-earnings multiples, price-to-book value, operating profit margin trends, enterprise value to EBITDA (earnings before interest, taxes, depreciation and amortization) and free cash flow yield. In addition to meeting with management, we take a surround the company approach by surveying a company’s vendors, distributors, competitors and customers to obtain multiple perspectives that help us make better investment decisions. Portfolio holdings are continuously monitored for changes in fundamentals. The team seeks a favorable risk/reward relationship to fair valuation, which we define as the value of the company (i.e., our price target for the stock) relative to where the stock is currently trading. We may invest in any sector, and at times the Fund may emphasize one or more particular sectors. We may choose to sell a holding when it no longer offers favorable growth prospects, reaches our target price, or to take advantage of a better investment opportunity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of a bank or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Equity Securities Risk. The values of equity securities may experience periods of substantial price volatility and may decline significantly over short time periods. In general, the values of equity securities are more volatile than those of debt securities. Equity securities fluctuate in value and price in response to factors specific to the issuer of the security, such as management performance, financial condition, and market demand for the issuer’s products or services, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. Different parts of a market, industry and sector may react differently to adverse issuer, market, regulatory, political, and economic developments.

2

Focused Portfolio Risk. Changes in the value of a small number of issuers are likely to have a larger impact on a Fund’s net asset value than if the Fund held a greater number of issuers.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at www.allspringglobal.com.

Calendar Year Total Returns for Administrator Class as of 12/31 each year
.	Highest Quarter: June 30, 2020	+27.32%
	Lowest Quarter: September 30, 2011	-16.51%
	Year-to-date total return as of September 30, 2021 is +13.62%

Average Annual Total Returns for the periods ended 12/31/2020
	Inception Date of Share Class	1 Year	5 Year	10 Year
Administrator Class (before taxes)	4/8/2005	37.27%	21.38%	16.16%
Administrator Class (after taxes on distributions)	4/8/2005	34.81%	17.22%	12.59%
Administrator Class (after taxes on distributions and the sale of Fund Shares)	4/8/2005	23.51%	15.92%	12.06%
Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)		38.49%	21.00%	17.21%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

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Fund Management

Manager	Sub-Adviser	Portfolio Manager, Title/Managed Since
Allspring Funds Management, LLC	Allspring Global Investments, LLC	Michael T. Smith, CFA, Portfolio Manager/2010 Christopher J. Warner, CFA, Portfolio Manager/2016

Purchase and Sale of Fund Shares

Administrator Class shares are generally available through intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks and trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and funds of funds, including those managed by Allspring Funds Management. In general, you can buy or sell shares of the Fund online or by mail, phone or wire, on any day the New York Stock Exchange (“NYSE”) is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Administrator Class: $1 million (this amount may be reduced or eliminated for certain eligible investors) Minimum Additional Investment Administrator Class: None	Mail: Allspring Funds P.O. Box 219967 Kansas City, MO 64121-9967 Online: www.allspringglobal.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. However, subsequent withdrawals from such a tax-advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Intermediaries

If you purchase a Fund through an intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your financial professional to recommend the Fund over another investment. Consult your financial professional or visit your intermediary’s website for more information.

Link to Prospectus	Link to SAI

.	©2022 Allspring Global Investments Holdings, LLC. All rights reserved. 0523702/P3702

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.	Summary Prospectus May 2, 2022

Allspring Discovery Large Cap Growth Fund

(Formerly Allspring Endeavor Select Fund)

Class/Ticker: Institutional Class - WFCIX	Link to Prospectus	Link to SAI

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus, reports to shareholders and other information about the Fund online at allspringglobal.com/reports. You can also get information at no cost by calling 1-800-222-8222, or by sending an email request to fundliterature@allspring-global.com. The current prospectus (“Prospectus”) and statement of additional information (“SAI”), dated December 1, 2021 as supplemented December 6, 2021, as supplemented from time to time, are incorporated by reference into this summary prospectus. The Fund’s SAI may be obtained, free of charge, in the same manner as the Prospectus.

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.70%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.22%
Total Annual Fund Operating Expenses	0.92%
Fee Waivers	(0.22)%
Total Annual Fund Operating Expenses After Fee Waivers[1]	0.70%
1.	The Manager has contractually committed through November 30, 2022, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 0.70% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

After:
1 Year	$72
3 Years	$271

After:
5 Years	$488
10 Years	$1,111

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 21% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

■	at least 80% of the Fund’s total assets in large cap equity securities; and

■	up to 25% of the Fund’s total assets in equity securities of foreign issuers through ADRs and similar investments.

We may also invest in equity securities of foreign issuers, through ADRs and similar investments. We invest principally in the equity securities of approximately 30 to 40 large capitalization companies that we believe offer the potential for capital growth. We define large-capitalization companies as those with market capitalizations within the range of the Russell 1000® Index at the time of purchase. The market capitalization range of the Russell 1000® Index was approximately $568.72 million to $2.48 trillion, as of October 31, 2021, and is expected to change frequently. We may also invest in equity securities of foreign issuers through ADRs and similar investments.

We seek to identify companies that have the prospect for strong sales and earnings growth rates, that enjoy a competitive advantage (for example, dominant market share) and that we believe have effective management with a history of making investments that are in the best interests of shareholders (for example, companies with a history of earnings and sales growth that are in excess of total asset growth). Furthermore, we seek to identify companies that embrace innovation and foster disruption using technology to maximize efficiencies, gain pricing advantages, and take market share from competitors. We view innovative companies as those that, among other characteristics, have the ability to advance new products or services through investment in research and development, that operate a business model that is displacing legacy industry incumbents, that are pursuing a large unmet need or total available market, and/or that are benefitting from changes in demographic, lifestyle, or environmental trends. We believe innovation found in companies on the “right side of change” is often mispriced in today’s public equity markets and is a frequent signal or anomaly that we seek to exploit through our investment process. We pay particular attention to how management teams allocate capital in order to drive future cash flow. Price objectives are determined based on industry-specific valuation methodologies, including relative price-to-earnings multiples, price-to-book value, operating profit margin trends, enterprise value to EBITDA (earnings before interest, taxes, depreciation and amortization) and free cash flow yield. In addition to meeting with management, we take a surround the company approach by surveying a company’s vendors, distributors, competitors and customers to obtain multiple perspectives that help us make better investment decisions. Portfolio holdings are continuously monitored for changes in fundamentals. The team seeks a favorable risk/reward relationship to fair valuation, which we define as the value of the company (i.e., our price target for the stock) relative to where the stock is currently trading. We may invest in any sector, and at times the Fund may emphasize one or more particular sectors. We may choose to sell a holding when it no longer offers favorable growth prospects, reaches our target price, or to take advantage of a better investment opportunity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of a bank or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Equity Securities Risk. The values of equity securities may experience periods of substantial price volatility and may decline significantly over short time periods. In general, the values of equity securities are more volatile than those of debt securities. Equity securities fluctuate in value and price in response to factors specific to the issuer of the security, such as management performance, financial condition, and market demand for the issuer’s products or services, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. Different parts of a market, industry and sector may react differently to adverse issuer, market, regulatory, political, and economic developments.

Focused Portfolio Risk. Changes in the value of a small number of issuers are likely to have a larger impact on a Fund’s net asset value than if the Fund held a greater number of issuers.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at www.allspringglobal.com.

Calendar Year Total Returns for Institutional Class as of 12/31 each year
.	Highest Quarter: June 30, 2020	+27.45%
	Lowest Quarter: September 30, 2011	-16.36%
	Year-to-date total return as of September 30, 2021 is +13.89%

Average Annual Total Returns for the periods ended 12/31/2020
	Inception Date of Share Class	1 Year	5 Year	10 Year
Institutional Class (before taxes)	4/8/2005	37.35%	21.59%	16.35%
Institutional Class (after taxes on distributions)	4/8/2005	35.03%	17.58%	12.88%
Institutional Class (after taxes on distributions and the sale of Fund Shares)	4/8/2005	23.47%	16.14%	12.27%
Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)		38.49%	21.00%	17.21%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Fund Management

Manager	Sub-Adviser	Portfolio Manager, Title/Managed Since
Allspring Funds Management, LLC	Allspring Global Investments, LLC	Michael T. Smith, CFA, Portfolio Manager/2010 Christopher J. Warner, CFA, Portfolio Manager/2016

Purchase and Sale of Fund Shares

Institutional Class shares are generally available through intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks and trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and funds of funds, including those managed by Allspring Funds Management. In general, you can buy or sell shares of the Fund online or by mail, phone or wire, on any day the New York Stock Exchange (“NYSE”) is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Institutional Class: $1 million (this amount may be reduced or eliminated for certain eligible investors) Minimum Additional Investment Institutional Class: None	Mail: Allspring Funds P.O. Box 219967 Kansas City, MO 64121-9967 Online: www.allspringglobal.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. However, subsequent withdrawals from such a tax-advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Intermediaries

If you purchase a Fund through an intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your financial professional to recommend the Fund over another investment. Consult your financial professional or visit your intermediary’s website for more information.

Link to Prospectus	Link to SAI

.	©2022 Allspring Global Investments Holdings, LLC. All rights reserved. 0523124/P3124

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